BORROWINGS - Weighted Average Interest Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	6.00%	5.00%